Related Party Transactions (Details Narrative) - USD ($)	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	$ 320,224	$ 3,843,686	$ 16,680
Steven Geary [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current		$ 16,680